SHARE CAPITAL - Options Outstanding and Exercisable (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options (in shares) | shares	11,059,245	7,878,746	6,689,000
Weighted average exercise price C$ (in dollars per share)	$ 2.39	$ 2.30	$ 2.21
Weighted average remaining life in years	2 years 8 months 12 days
Options (in shares) | shares	9,081,403
Weighted average exercise price C$ (in dollars per share)	$ 2.25
Weighted average remaining life in years	2 years 5 months 23 days
$0.59 - $1.55
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options (in shares) | shares	2,494,000
Weighted average exercise price C$ (in dollars per share)	$ 1.25
Weighted average remaining life in years	10 months 24 days
Options (in shares) | shares	2,494,000
Weighted average exercise price C$ (in dollars per share)	$ 1.25
Weighted average remaining life in years	10 months 24 days
$1.56 - $2.64
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options (in shares) | shares	3,710,278
Weighted average exercise price C$ (in dollars per share)	$ 2.36
Weighted average remaining life in years	3 years 3 months 14 days
Options (in shares) | shares	2,992,897
Weighted average exercise price C$ (in dollars per share)	$ 2.30
Weighted average remaining life in years	3 years 3 months 29 days
$2.65 - $3.17
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options (in shares) | shares	2,450,300
Weighted average exercise price C$ (in dollars per share)	$ 2.72
Weighted average remaining life in years	2 years 6 months 7 days
Options (in shares) | shares	2,450,300
Weighted average exercise price C$ (in dollars per share)	$ 2.72
Weighted average remaining life in years	2 years 6 months 7 days
$3.18 - $3.67
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options (in shares) | shares	2,404,667
Weighted average exercise price C$ (in dollars per share)	$ 3.25
Weighted average remaining life in years	3 years 10 months 2 days
Options (in shares) | shares	1,144,206
Weighted average exercise price C$ (in dollars per share)	$ 3.30
Weighted average remaining life in years	3 years 6 months 29 days
Minimum | $0.59 - $1.55
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price CAD (in dollars per share)	$ 0.59
Minimum | $1.56 - $2.64
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price CAD (in dollars per share)	1.56
Minimum | $2.65 - $3.17
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price CAD (in dollars per share)	2.65
Minimum | $3.18 - $3.67
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price CAD (in dollars per share)	3.18
Maximum | $0.59 - $1.55
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price CAD (in dollars per share)	1.55
Maximum | $1.56 - $2.64
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price CAD (in dollars per share)	2.64
Maximum | $2.65 - $3.17
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price CAD (in dollars per share)	3.17
Maximum | $3.18 - $3.67
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price CAD (in dollars per share)	$ 3.67